Employee Future Benefits - Effect of Changing Health Care Cost Trend Rate by 1% (Details) - OPEB Plans $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Defined Benefit Plan Disclosure [Line Items]
1% increase in rate, increase (decrease) in accumulated benefit obligation	$ 85
1% decrease in rate, increase (decrease) in accumulated benefit obligation Obligation	(67)
1% increase in rate, increase (decrease) in service and interest costs	11
1% decrease in rate, increase (decrease) in service and interest costs	$ (8)